Debt - Long term (Details)		10 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2024 USD ($)	Nov. 07, 2023 USD ($)	Feb. 28, 2023 USD ($)
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt		$ 1,992,500,000	$ 1,992,500,000	$ 1,618,800,000
Principal Outstanding		2,044,900,000	2,044,900,000	1,690,000,000
Deferred finance charges		(37,700,000)	(37,700,000)	(40,500,000)
Debt discount		(23,900,000)	(23,900,000)	(30,700,000)
Debt premium		9,200,000	9,200,000	0
Premium paid convertible bonds repurchased		2,300,000	2,300,000	0	$ 0
2028 Notes
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt		875,000,000.0	875,000,000.0	950,000,000.0
2030 Notes
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt		465,000,000.0	465,000,000.0	490,000,000.0
Additional 2028 Notes and Further Additional 2028 Notes
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt		303,600,000	303,600,000	0
$250m Convertible Bonds (3)
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt		239,400,000	239,400,000	250,000,000.0
Principal		250,000,000	250,000,000					$ 250,000,000
Debt instrument, repurchased face amount	$ 10,600,000
Debt inistrument, repurchase price, percentage	1.2088
Debt repurchase amount	$ 12,900,000
Additional 2030 Notes
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt		161,900,000	161,900,000	$ 0
Principal						$ 175,000,000
Super senior revolving credit facility, RCF
Long-term Debt, Current Maturities [Abstract]
Revolving credit facility		$ 150,000,000	$ 150,000,000				$ 150,000,000